Shareholders' Equity (Net Income Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Income Per Share [Abstract]
Net income (loss)	$ 94,357	$ (196,136)
Net Income (Loss) Attributable to Common Shareholders	$ 94,357	$ (196,136)
Weighted average number of shares outstanding (thousands), basic	116,178	120,683
Dilutive Effect	0	0
Weighted average number of shares outstanding (thousands), diluted	116,178	120,683
Net income (loss) per weighted average share, basic	$ 0.81	$ (1.63)
Net income (loss) per weighted average share, diluted	$ 0.81	$ (1.63)
Issued and Outstanding Share Based Options	2,687	2,505